Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of liquidity risk

5+ years
€
At December 31, 2024
Advances from related parties	–

At December 31, 2025
Advances from related parties	–